CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (USD $)	7 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2013	Dec. 31, 2012
Revenue from VIP Gaming Operations	$ 22,553,148	[1]	$ 27,580,706	$ 32,196,128	[1]
Expenses
Commission to agents	15,597,278	[1]	25,799,947	28,796,582	[1]
Selling, general and administrative expenses	1,057,787	[1]	2,262,783	2,087,536	[1]
Special rolling tax	171,619	[1]	215,896	236,342	[1]
Total Expenses	16,826,684	[1]	28,278,626	31,120,460	[1]
Operating income (loss) including pre-acquisition earnings	5,726,464	[1]	(697,920)	1,075,668	[1]
Prior owners' interest in pre-acquisition (profits) losses	(5,727,620)	[1]	868,271	(1,080,051)	[1]
Net income (loss) attributable to ordinary shareholders	(1,156)	[1],[2]	170,351	(4,383)	[1],[2]
Comprehensive income (loss)
Foreign currency translation adjustment	(3)	[1]	385	(5)	[1]
Comprehensive income (loss)	$ (1,159)	[1]	$ 170,736	$ (4,388)	[1]
Net income (loss) per share - Basic and Diluted (per share)		[1],[3]	$ 0.01		[1],[3]
Weighted average ordinary shares outstanding - Basic and Diluted (in shares)	14,295,836	[1]	14,960,976	14,295,836	[1]

[1]	Represents the combined statements of operations of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club
[2]	Represents the combined statements of Cash Flows of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club
[3]	Less than $0.01 per share